As filed with the Securities and Exchange Commission on May 20, 2016

File Nos. 333-134172

811-21902

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 17	☒
And
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 18	☒

COHEN & STEERS

INSTITUTIONAL GLOBAL

REALTY SHARES, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒      immediately upon filing pursuant to paragraph (b)

☐      on (date) pursuant to paragraph (b)

☐      60 days after filing pursuant to paragraph (a)(1)

☐      on (date) pursuant to paragraph (a)(1)

☐      75 days after filing pursuant to paragraph (a)(2)

☐      on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of May, 2016.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/S/ ADAM M. DERECHIN
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/s/ ADAM M. DERECHIN	President and Chief Executive Officer	May 20, 2016
	(ADAM M. DERECHIN)	(Principal Executive Officer)

By:	/s/ JAMES GIALLANZA	Treasurer (Principal Financial and Accounting Officer)	May 20, 2016
(JAMES GIALLANZA)

	*	Chairman and Director	May 20, 2016
(ROBERT H. STEERS)

	*	Director	May 20, 2016
(JOSEPH M. HARVEY)
	*	Director	May 20, 2016
(MICHAEL G. CLARK)
	*	Director	May 20, 2016
(BONNIE COHEN)

	*	Director	May 20, 2016
(DEAN JUNKANS)
	*	Director	May 20, 2016
(GEORGE GROSSMAN)
	*	Director	May 20, 2016
(RICHARD E. KROON)
	*	Director	May 20, 2016
(GERALD J. MAGINNIS)
	*	Director	May 20, 2016
(JANE F. MAGPIONG)
	*	Director	May 20, 2016
(RICHARD J. NORMAN)
	*	Director	May 20, 2016
(FRANK K. ROSS)
	*	Director	May 20, 2016
(C. EDWARD WARD, JR.)

*By:	/s/ TINA M. PAYNE
	Tina M. Payne		May 20, 2016
ATTORNEY-IN-FACT

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase